Reconciliation of Operating expenses and Total Debt - Summary of Reconciliation of Total Debt (Details) - USD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025
Disclosure of operating segments [abstract]
Current debt	$ 8,542	$ 10,060	$ 9,128	$ 10,457
Non-current debt	64,534	65,585	$ 66,515	65,218
Total debt	$ 73,076	$ 75,645		$ 75,675